Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Grubhub Acquisition
Business combinations
Schedule of assets and liabilities acquired for business combination
€ millions	15 June 2021
Ordinary shares issued (62.8 million)	4,640
Replacement awards	140
Consideration transferred	4,780

Other intangible assets	2,230
Property and equipment	76
Right-of-use assets	101
Deferred tax assets	198
Other non-current assets	8
Trade and other receivables	141
Other current assets	66
Current tax asset	19
Inventories	2
Cash and cash equivalents	175
Borrowings	(447)
Deferred tax liability	(534)
Lease liability	(102)
Provisions	(32)
Trade and other liabilities	(311)
Current tax liability	(1)
Total fair value of net identifiable assets and liabilities	1,589
Non-controlling interests	-
Goodwill recognised	3,191

Just Eat Acquisition
Business combinations
Schedule of assets and liabilities acquired for business combination
€ millions	15 April 2020
Consideration transferred	7,430

Other intangible assets	3,041
Property and equipment	18
Investments in associates and joint ventures	1,730
Right-of-use assets	64
Deferred tax assets	59
Other non-current assets	1
Trade and other receivables	80
Current tax asset	16
Inventories	4
Cash and cash equivalents	113
Borrowings	(348)
Deferred tax liability	(604)
Other non-current liabilities	(3)
Lease liability	(64)
Trade and other liabilities	(280)
Current tax liability	(6)
Total fair value of net identifiable assets	3,821
Non-controlling interest	(5)
Goodwill recognised	3,614

Delivery Hero Acquisition
Business combinations
Schedule of assets and liabilities acquired for business combination
€ millions	Total 2019
Consideration paid in cash	552
Ordinary shares issued (9.5 million)	652
Total consideration	1,204

Other intangible assets	281
Non-current assets	2
Trade and other receivables	7
Trade and other liabilities	(55)
Current tax liability	(22)
Deferred tax liability	(24)
Cash and cash equivalents	62
Total fair value of net identifiable assets	251
Goodwill recognised	953